Note 6 - Premises and Equipment - Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises and equipment, gross	$ 78,603	$ 78,597
Less accumulated depreciation	(20,401)	(18,302)
Property, Plant and Equipment, Net, Ending Balance	58,202	60,295
Land [Member]
Premises and equipment, gross	17,093	17,093
Building [Member]
Premises and equipment, gross	46,584	46,389
Leasehold Improvements [Member]
Premises and equipment, gross	573	533
Furniture and Fixtures [Member]
Premises and equipment, gross	13,861	13,000
Vehicles [Member]
Premises and equipment, gross	175	243
Construction in Progress [Member]
Premises and equipment, gross	$ 317	$ 1,339